Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Liability	Lease liability as of December 31, 2025, is as follows:
2026	1,229
2027	678
2028	36

Total undiscounted lease payments	1,943
Less - imputed interest	(135)

Present value of lease liabilities	$1,808

Schedule of Supplemental Cash Flow Information	The following table presents supplemental cash flow information related to the lease costs for operating leases as of December 31, 2025:
Cash paid for amounts included in measurement of lease liability:
Operating cash flows for operating leases	$1,129

The following table presents supplemental cash flow information related to the lease costs for operating leases as of December 31, 2024:

Cash paid for amounts included in measurement of lease liability:
Operating cash flows for operating leases	$900